SUPPLEMENTARY CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY DISCLOSURES SHEDULE II	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SUPPLEMENTARY CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY DISCLOSURES SHEDULE II
AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
BALANCE SHEETS (PARENT COMPANY)
DECEMBER 31, 2011 AND 2010

	2011	2010

	(In Millions)

ASSETS
Investment:
Fixed maturities available-for-sale, at fair value (amortized cost of
$30,142 and $28,134, respectively)	$31,922	$29,007
Mortgage loans on real estate	4,281	3,571
Equity real estate, held for the production of income	99	140
Policy loans	3,542	3,580
Investments in and loans to affiliates	2,304	2,434
Trading securities	472	-
Other equity investments	1,446	1,390
Other invested assets	2,334	1,404
Total investments	46,400	41,526
Cash and cash equivalents	2,516	1,413
Deferred policy acquisition costs	3,545	6,503
Amounts due from reinsurers	3,542	3,252
Guaranteed minimum income benefit reinsurance asset, at fair value	10,547	4,606
Other assets	4,782	5,070
Separate Accounts' assets	86,419	92,014

Total Assets	$157,751	$154,384

LIABILITIES
Policyholders' account balances	$26,033	$24,654
Future policy benefits and other policyholders liabilities	21,562	18,931
Broker-dealer related payables	11	5
Short-term and long-term debt	200	200
Income taxes payable	4,385	3,054
Loans from affiliates	1,325	1,325
Other liabilities	2,976	2,372
Separate Accounts' liabilities	86,419	92,014
Total liabilities	142,911	142,555

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,743	5,593
Retained earnings	9,392	6,844
Accumulated other comprehensive income (loss)	(297)	(610)
Total AXA Equitable's equity	14,840	11,829

Total Liabilities and AXA Equitable's Equity	$157,751	$154,384

The financial information of AXA Equitable Life Insurance Company (“Parent Company”) should be read in conjunction with the Consolidated Financial Statements and Notes thereto.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF EARNINGS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

	2011	2010	2009

	(In Millions)

REVENUES
Universal life and investment-type product policy fee income	$3,312	$3,067	$2,918
Premiums	533	530	431
Net investment income (loss):
Investment income (loss) from derivative instruments	2,369	(269)	(3,079)
Other investment income (loss)	2,186	2,239	1,958
Total net investment income (loss)	4,555	1,970	(1,121)
Investment gains (losses), net:
Total other-than-temporary impairment losses	(36)	(300)	(168)
Portion of loss recognized in other comprehensive income (loss)	4	18	6
Net impairment losses recognized	(32)	(282)	(162)
Other investment gains (losses), net	(10)	51	165
Total investment gains (losses), net	(42)	(231)	3
Equity in earnings (loss) of subsidiaries	55	468	483
Commissions, fees and other income	338	714	601
Increase (decrease) in the fair value of the reinsurance contract asset	5,941	2,350	(2,566)
Total revenues	14,692	8,868	749

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits	4,357	3,079	1,299
Interest credited to policyholders' account balances	999	951	1,004
Compensation and benefits	315	463	755
Commissions	1,212	1,056	1,074
Interest expense	106	106	106
Amortization of deferred policy acquisition costs	3,620	(326)	41
Capitalization of deferred policy acquisition costs	(759)	(655)	(687)
Rent expense	57	56	58
Amortization and depreciation	2	2	63
Premium taxes	43	40	36
Other operating costs and expenses	696	783	373
Total benefits and other deductions	10,648	5,555	4,122

Earnings (loss) from continuing operations, before income taxes	4,044	3,313	(3,373)
Income tax (expense) benefit	(1,218)	(854)	1,427
Earnings (loss) from continuing operations	2,826	2,459	(1,946)
Equity in earnings (losses) from discontinued operations,
net of income taxes	-	-	3
Net Earnings (Loss)	2,826	2,459	(1,943)
Less: net (earnings) loss attributable to the noncontrolling interest	101	(235)	(359)
Net Earnings (Loss) Attributable to AXA Equitable	$2,927	$2,224	$(2,302)

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

	2011	2010	2009

	(In Millions)

Net earnings (loss)	$2,826	$2,459	$(1,946)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders' account balances	999	951	1,004
Universal life and investment-type policy fee income	(3,312)	(3,067)	(2,918)
Investment gains (losses), net	42	231	(3)
Equity in net earnings of subsidiaries	(55)	(468)	(482)
Dividends from subsidiaries	332	123	121
Change in deferred policy acquisition costs	2,861	(981)	(646)
Change in future policy benefits and other policyholder funds	2,229	1,136	(755)
(Income) loss related to derivative instruments	(2,369)	268	3,079
Change in reinsurance recoverable with affiliate	(242)	(233)	1,486
Change in the fair value of the reinsurance contract asset	(5,941)	(2,350)	2,566
Change in income tax payable	1,250	912	(1,222)
Amortization of reinsurance cost	211	274	318
Amortization and depreciation	83	100	94
Other, net	(190)	(8)	121

Net cash provided by (used in) operating activities	(1,276)	(653)	817

Cash flows from investing activities:
Maturities and repayments	3,427	2,746	2,055
Sales	626	2,863	6,522
Purchases	(7,462)	(6,529)	(8,566)
Cash settlements related to derivative instruments	1,429	(651)	(2,565)
Increase in loans to affiliates	-	-	(250)
Decrease in loans to affiliates	-	3	1
Sale of AXA Equitable Life and Annuity	-	-	-
Change in short-term investments	16	(53)	140
Change in policy loans	38	37	84
Other, net	(44)	(97)	(56)

Net cash provided by (used in) investing activities	(1,970)	(1,681)	(2,635)

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009 - CONTINUED

	2011	2010	2009

	(In Millions)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	$4,461	$3,187	$3,395
Withdrawals and transfers to Separate Accounts	(821)	(483)	(2,161)
Shareholder dividends paid	(379)	(300)	-
Capital contribution	-	-	439
Change in short-term financings	-	-	-
Change in collateralized pledged liabilities	989	(270)	126
Change in collateralized pledged assets	99	533	(632)
Increase in loans from affiliates	-	-	-

Net cash provided by (used in) financing activities	4,349	2,667	1,167

Change in cash and cash equivalents	1,103	333	(651)

Cash and cash equivalents, beginning of year	1,413	1,080	1,731

Cash and Cash Equivalents, End of Year	$2,516	$1,413	$1,080

Supplemental cash flow information:
Interest Paid	$15	$19	$15

Income Taxes (Refunded) Paid	$15	$(27)	$(20)